CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 9,325,631	¥ 7,818,681	¥ 5,738,972
Cost of revenue	(7,389,774)	(6,039,252)	(4,188,521)
Gross profit	1,935,857	1,779,429	1,550,451
Operating expenses
Selling and marketing expenses	(150,433)	(148,614)	(134,937)
General and administrative expenses	(1,185,080)	(1,021,950)	(702,524)
Research and development expenses	(35,806)	(39,343)	(40,049)
Impairment loss of long-lived assets	(12,759)	0	0
Income from operations	551,779	569,522	672,941
Other income (expenses):
Interest income	42,460	50,445	29,011
Interest expenses	(1,887,887)	(1,654,737)	(1,316,506)
Foreign currency exchange (loss) gain, net	1,272	(7,644)	(21,038)
Government grants	95,581	88,209	27,050
Gain from purchase price adjustment	205,000	7,010	55,154
Others, net	1,912	(1,557)	4,952
Loss before income taxes	(989,883)	(948,752)	(548,436)
Income tax expenses	(276,235)	(242,461)	(120,778)
Net loss	(1,266,118)	(1,191,213)	(669,214)
Net loss (income) attributable to non-controlling interests	(3,427)	1,403
Net loss attributable to redeemable non-controlling interests	655	2,592	2,807
Net loss attributable to GDS Holdings Limited shareholders	(1,268,890)	(1,187,218)	(666,407)
Accretion to redemption value of redeemable non-controlling interests	(10,801)	(77,644)	(18,627)
Adjustment to the redemption value of redeemable non-controlling interests	(178,982)
Net loss available to GDS Holdings Limited shareholders	(1,458,673)	(1,264,862)	(685,034)
Cumulative dividend on redeemable preferred shares	(51,212)	(49,073)	(52,709)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,509,885)	¥ (1,313,935)	¥ (737,743)
Loss per Class A and Class B ordinary share
Loss per Class A and Class B ordinary share, basic	¥ (1.03)	¥ (0.90)	¥ (0.59)
Loss per Class A and Class B ordinary share, diluted	¥ (1.03)	¥ (0.90)	¥ (0.59)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic	1,464,447,843	1,452,906,722	1,253,559,523
Weighted average number of ordinary share outstanding, diluted	1,464,447,843	1,452,906,722	1,253,559,523